UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30/2026

Date of reporting period: 12/31/2025

Item 1. Reports to Stockholders.

(a)

Olstein All Cap Value Fund
Class A | OFAVX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	1.43%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$479,104,329
Number of Equity Holdings	80
Net Advisory Fee	$2,488,562
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	92.5%
Cash & Other	7.5%

Top 10 Issuers (% of Equity Investments)	(%)
Walt Disney Co.	2.8%
Omnicom Group, Inc.	2.0%
IFF, Inc.	1.9%
SLB Ltd.	1.9%
Becton, Dickinson & Co.	1.9%
LKQ Corp.	1.8%
FIS, Inc.	1.8%
Target Corp.	1.8%
Baxter International, Inc.	1.8%
Sensata Technologies PLC	1.7%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 1	TSR-SAR-56167N563

Olstein All Cap Value Fund
Class C | OFALX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$114	2.18%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$479,104,329
Number of Equity Holdings	80
Net Advisory Fee	$2,488,562
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	92.5%
Cash & Other	7.5%

Top 10 Issuers (% of Equity Investments)	(%)
Walt Disney Co.	2.8%
Omnicom Group, Inc.	2.0%
IFF, Inc.	1.9%
SLB Ltd.	1.9%
Becton, Dickinson & Co.	1.9%
LKQ Corp.	1.8%
FIS, Inc.	1.8%
Target Corp.	1.8%
Baxter International, Inc.	1.8%
Sensata Technologies PLC	1.7%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 1	TSR-SAR-56167N613

Olstein All Cap Value Fund
Adviser Class | OFAFX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adviser Class	$62	1.18%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$479,104,329
Number of Equity Holdings	80
Net Advisory Fee	$2,488,562
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	92.5%
Cash & Other	7.5%

Top 10 Issuers (% of Equity Investments)	(%)
Walt Disney Co.	2.8%
Omnicom Group, Inc.	2.0%
IFF, Inc.	1.9%
SLB Ltd.	1.9%
Becton, Dickinson & Co.	1.9%
LKQ Corp.	1.8%
FIS, Inc.	1.8%
Target Corp.	1.8%
Baxter International, Inc.	1.8%
Sensata Technologies PLC	1.7%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein All Cap Value Fund	PAGE 1	TSR-SAR-56167N621

Olstein Strategic Opportunities Fund
Class A | OFSAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.60%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,463,403
Number of Equity Holdings	38
Net Advisory Fee	$130,744
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	97.3%
Cash & Other	2.7%

Top 10 Issuers (% of Equity Investments)	(%)
Aebi Schmidt Holding AG	4.2%
Vontier Corp.	4.2%
Avantor, Inc.	4.2%
Gates Industrial Corp. PLC	4.1%
Dine Brands Global, Inc.	4.0%
Sensata Technologies PLC	3.9%
ABM Industries, Inc.	3.6%
Central Garden & Pet Co. - Class A	3.5%
Integra LifeSciences Corp.	3.5%
LKQ Corp.	3.3%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 1	TSR-SAR-56167N597

Olstein Strategic Opportunities Fund
Class C | OFSCX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	2.35%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,463,403
Number of Equity Holdings	38
Net Advisory Fee	$130,744
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	97.3%
Cash & Other	2.7%

Top 10 Issuers (% of Equity Investments)	(%)
Aebi Schmidt Holding AG	4.2%
Vontier Corp.	4.2%
Avantor, Inc.	4.2%
Gates Industrial Corp. PLC	4.1%
Dine Brands Global, Inc.	4.0%
Sensata Technologies PLC	3.9%
ABM Industries, Inc.	3.6%
Central Garden & Pet Co. - Class A	3.5%
Integra LifeSciences Corp.	3.5%
LKQ Corp.	3.3%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 1	TSR-SAR-56167N589

Olstein Strategic Opportunities Fund
Adviser Class | OFSFX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund.  You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adviser Class	$71	1.35%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,463,403
Number of Equity Holdings	38
Net Advisory Fee	$130,744
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type (% of Net Assets)	(%)
Common Stocks	97.3%
Cash & Other	2.7%

Top 10 Issuers (% of Equity Investments)	(%)
Aebi Schmidt Holding AG	4.2%
Vontier Corp.	4.2%
Avantor, Inc.	4.2%
Gates Industrial Corp. PLC	4.1%
Dine Brands Global, Inc.	4.0%
Sensata Technologies PLC	3.9%
ABM Industries, Inc.	3.6%
Central Garden & Pet Co. - Class A	3.5%
Integra LifeSciences Corp.	3.5%
LKQ Corp.	3.3%
Sector Breakdown (% of Equity Investments)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  https://www.olsteinfunds.com/resources/documents-forms.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Olstein Capital Management, L.P. documents not be householded, please contact Olstein Capital Management, L.P. at 1-800-799-2113, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Olstein Capital Management, L.P. or your financial intermediary.
Olstein Strategic Opportunities Fund	PAGE 1	TSR-SAR-56167N571

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

THE OLSTEIN ALL CAP VALUE FUND
THE OLSTEIN STRATEGIC OPPORTUNITIES FUND
Core Financial Statements
December 31, 2025

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.5%
Advertising Agencies - 1.8%
Omnicom Group, Inc.	110,000	$8,882,500
Aerospace & Defense - 3.8%
General Dynamics Corporation	22,000	7,406,520
L3Harris Technologies, Inc.	12,600	3,698,982
Lockheed Martin Corporation	8,200	3,966,094
RTX Corporation	16,000	2,934,400
		18,005,996
Air Delivery & Freight Services - 2.9%
FedEx Corporation	25,500	7,365,930
United Parcel Service, Inc. - Class B	64,000	6,348,160
		13,714,090
Airlines - 2.6%
Delta Air Lines, Inc.	102,100	7,085,740
Southwest Airlines Company	127,000	5,248,910
		12,334,650
Auto Manufacturers - 0.8%
General Motors Company	48,000	3,903,360
Auto Components - 1.4%
Aptiv PLC(a)	85,500	6,505,695
Beverages - 1.9%
Constellation Brands, Inc. - Class A(b)	36,000	4,966,560
PepsiCo, Inc.	28,000	4,018,560
		8,985,120
Broadline Retail - 0.6%
Amazon.com, Inc.(a)	12,500	2,885,250
Capital Markets - 1.8%
Goldman Sachs Group, Inc.	1,500	1,318,500
Nasdaq, Inc.	77,300	7,508,149
		8,826,649
Chemicals - 3.6%
Corteva, Inc.	88,000	5,898,640
International Flavors & Fragrances, Inc.	127,000	8,558,530
Solstice Advanced Materials, Inc.(a)	57,700	2,803,066
		17,260,236
Commercial Banks - 5.1%
Citizens Financial Group, Inc.	88,600	5,175,126
Fifth Third Bancorp(b)	136,000	6,366,160
U.S. Bancorp	123,000	6,563,280
Wells Fargo & Company	67,000	6,244,400
		24,348,966
Commercial Services - 0.8%
S&P Global, Inc.	7,800	4,076,202
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	174,000	7,360,200
Korn Ferry	63,000	4,159,260
		11,519,460

	Shares	Value
Communications Equipment - 1.0%
Cisco Systems, Inc.	65,000	$5,006,950
Computers - 0.7%
Apple, Inc.	13,000	3,534,180
Consumer Finance - 1.2%
Equifax, Inc.	18,000	3,905,640
Visa, Inc. - Class A	6,000	2,104,260
		6,009,900
Consumer Staples Distribution & Retail - 2.8%
Sysco Corporation	75,000	5,526,750
Target Corporation	82,000	8,015,500
		13,542,250
Distributors - 1.7%
LKQ Corporation(b)	269,700	8,144,940
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. - Class B(a)	11,000	5,529,150
Invesco Ltd.	179,700	4,720,719
		10,249,869
E-Commerce - 0.4%
eBay, Inc.	22,000	1,916,200
Electronic Equipment, Instruments & Components - 2.9%
Ralliant Corporation	120,000	6,109,200
Vontier Corporation	206,409	7,674,287
		13,783,487
Electronics - 1.6%
Sensata Technologies Holding PLC	232,000	7,723,280
Energy Equipment & Services - 1.8%
SLB Ltd.	220,000	8,443,600
Food & Drug Retailers - 0.9%
CVS Health Corporation	56,000	4,444,160
Ground Transportation - 0.8%
Uber Technologies, Inc.(a)	46,000	3,758,660
Health Care Equipment & Supplies - 6.2%
Baxter International, Inc.(b)	417,000	7,968,870
Becton, Dickinson and Company	42,500	8,247,975
Medtronic PLC	73,000	7,012,380
Zimmer Biomet Holdings, Inc.(b)	70,000	6,294,400
		29,523,625
Health Care Providers & Services - 3.9%
Henry Schein, Inc.(a)	89,000	6,726,620
Quest Diagnostics Inc.	40,000	6,941,200
UnitedHealth Group, Inc.	15,000	4,951,650
		18,619,470
Household Durables - 1.3%
Mohawk Industries, Inc.(a)	57,000	6,230,100

The accompanying notes are an integral part of these financial statements.

1

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products - 1.1%
Reynolds Consumer Products, Inc.	234,000	$5,363,280
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	26,000	5,072,340
Industrial Equipment Wholesale - 0.7%
WESCO International, Inc.	13,000	3,180,320
Insurance - 3.7%
Chubb Ltd.	19,000	5,930,280
Travelers Companies, Inc.	24,000	6,961,440
Willis Towers Watson PLC(b)	15,200	4,994,720
		17,886,440
Interactive Media & Services - 0.8%
Meta Platforms, Inc. - Class A	5,700	3,762,513
Internet Software & Services - 0.5%
Alphabet, Inc. - Class C	7,500	2,353,500
IT Services - 2.7%
Fidelity National Information Services, Inc.	121,470	8,072,896
SS&C Technologies Holdings, Inc.	55,000	4,808,100
		12,880,996
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	6,400	3,708,480
Machinery - 6.0%
Cummins, Inc.	4,700	2,399,115
Deere & Company(b)	7,500	3,491,775
Dover Corporation	29,694	5,797,457
Fortive Corporation	100,000	5,521,000
Middleby Corporation(a)	40,950	6,088,036
Stanley Black & Decker, Inc.(b)	77,000	5,719,560
		29,016,943
Media - 2.6%
Walt Disney Company	107,864	12,271,687
Pharmaceuticals - 2.8%
Avantor, Inc.(a)(b)	657,400	7,533,804
Johnson & Johnson	29,000	6,001,550
		13,535,354
Real Estate Management & Development - 2.3%
CBRE Group, Inc. - Class A(a)	38,000	6,110,020
Jones Lang LaSalle, Inc.(a)	15,000	5,047,050
		11,157,070
Restaurants - 1.2%
Dine Brands Global, Inc.(b)	174,600	5,611,644
Semiconductors & Semiconductor Equipment - 3.3%
Kulicke and Soffa Industries, Inc.	118,911	5,417,585

	Shares	Value
ON Semiconductor Corporation(a)	103,000	$5,577,450
Texas Instruments, Inc.	27,000	4,684,230
		15,679,265
Software - 2.2%
Adobe, Inc.(a)	16,000	5,599,840
Microsoft Corporation	10,000	4,836,200
		10,436,040
Telecommunications - 0.5%
Corning, Inc.	30,000	2,626,800
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	104,000	6,625,840
TOTAL COMMON STOCKS (Cost $369,404,389)		443,347,357
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84%(c)	34,028,531	34,028,531
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,028,531)		34,028,531
MONEY MARKET FUNDS - 7.1%
First American Government Obligations Fund - Class X, 3.67%(c)	33,851,500	33,851,500
TOTAL MONEY MARKET FUNDS (Cost $33,851,500)		33,851,500
TOTAL INVESTMENTS - 106.7% (Cost $437,284,420)		$511,227,388
Money Market Deposit Account - 0.4%(d)		1,781,658
Liabilities in Excess of Other Assets - (7.1)%		(33,904,717)
TOTAL NET ASSETS - 100.0%		$479,104,329

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $32,957,437.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.36%.

The accompanying notes are an integral part of these financial statements.

2

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Auto Components - 1.8%
Miller Industries, Inc.	21,500	$803,455
Auto Manufacturers - 2.4%
Blue Bird Corporation(a)(b)	23,000	1,081,000
Banks - 2.2%
First Hawaiian, Inc.	40,000	1,012,000
Commercial Banks - 6.2%
Citizens Financial Group, Inc.	16,400	957,924
Home BancShares, Inc.	37,000	1,027,860
Prosperity Bancshares, Inc.	12,000	829,320
		2,815,104
Commercial Services & Supplies - 7.3%
ABM Industries, Inc.	37,361	1,580,370
Brady Corporation - Class A	10,500	822,885
Korn Ferry	13,950	920,979
		3,324,234
Distributors - 3.2%
LKQ Corporation(b)	48,566	1,466,693
Diversified Financial Services - 3.1%
Invesco Ltd.	53,300	1,400,191
Electronic Equipment, Instruments & Components - 9.1%
Ralliant Corporation	23,000	1,170,930
Vishay Intertechnology, Inc.(b)	77,000	1,115,730
Vontier Corporation	49,591	1,843,794
		4,130,454
Electronics - 3.8%
Sensata Technologies Holding PLC	52,000	1,731,080
Energy Equipment & Services - 1.6%
NOV, Inc.	47,000	734,610
Health Care Equipment & Supplies - 2.4%
Zimmer Biomet Holdings, Inc.	12,000	1,079,040
Health Care Products - 3.4%
Integra LifeSciences Holdings Corporation(a)	123,000	1,527,660
Health Care Providers & Services - 2.0%
Progyny, Inc.(a)	36,000	924,480
Household Durables - 6.2%
Central Garden & Pet Company - Class A(a)	52,500	1,532,475
Mohawk Industries, Inc.(a)	11,750	1,284,275
		2,816,750

	Shares	Value
Household Products - 1.7%
Reynolds Consumer Products, Inc.	34,000	$779,280
Industrial Equipment Wholesale - 1.3%
WESCO International, Inc.	2,500	611,600
Machinery - 19.1%
Aebi Schmidt Holding AG	147,122	1,861,093
AGCO Corporation	9,000	938,880
Douglas Dynamics, Inc.	30,000	979,500
Gates Industrial Corporation PLC(a)	84,000	1,803,480
Graham Corporation(a)	6,500	417,495
Middleby Corporation(a)	7,050	1,048,124
Tennant Company	13,000	958,100
Timken Company(b)	8,300	698,279
		8,704,951
Pharmaceuticals - 6.9%
Avantor, Inc.(a)	160,600	1,840,476
Prestige Consumer Healthcare, Inc.(a)	21,000	1,295,490
		3,135,966
Professional Services - 2.4%
First Advantage Corporation(a)	74,000	1,075,220
Real Estate Management & Development - 5.0%
Cushman & Wakefield Ltd.(a)	88,500	1,432,815
Jones Lang LaSalle, Inc.(a)	2,500	841,175
		2,273,990
Restaurants - 3.8%
Dine Brands Global, Inc.(b)	54,400	1,748,416
Semiconductors & Semiconductor Equipment - 2.4%
Kulicke and Soffa Industries, Inc.	23,550	1,072,938
TOTAL COMMON STOCKS (Cost $37,856,209)		44,249,112
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84%(c)	4,500,184	4,500,184
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,500,184)		4,500,184

The accompanying notes are an integral part of these financial statements.

3

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 2.9%
First American Government Obligations Fund - Class X, 3.67%(c)	1,301,605	$1,301,605
TOTAL MONEY MARKET FUNDS (Cost $1,301,605)		1,301,605
TOTAL INVESTMENTS - 110.1% (Cost $43,657,998)		$50,050,901
Money Market Deposit Account - 0.2%(d)		68,506
Liabilities in Excess of Other Assets - (10.3)%		(4,656,004)
TOTAL NET ASSETS - 100.0%		$45,463,403

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $4,380,145.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.36%.

The accompanying notes are an integral part of these financial statements.

4

THE OLSTEIN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	Olstein All Cap Value Fund	Olstein Strategic Opportunities Fund
ASSETS:
Investments, at value	$511,227,388	$50,050,901
Cash - interest bearing deposit account	1,781,658	68,506
Dividends receivable	842,423	37,398
Receivable for fund shares sold	20,400	—
Dividend tax reclaims receivable	16,453	—
Security lending income receivable	5,600	1,018
Interest receivable	4,884	266
Prepaid expenses and other assets	12,986	14,315
Total assets	513,911,792	50,172,404
LIABILITIES:
Payable upon return of securities loaned	34,028,531	4,500,184
Payable to Adviser	411,878	17,281
Payable for transfer agent fees and expenses	96,173	33,024
Payable for fund administration and accounting fees	75,409	29,276
Payable for capital shares redeemed	68,597	49,905
Payable for distribution fees	65,659	5,776
Payable for legal fees	15,213	15,215
Payable for directors fees	11,972	11,670
Payable for audit fees	11,404	11,583
Payable for custodian fees	11,071	1,481
Payable for printing and mailing	2,898	2,270
Payable for compliance fees	2,791	2,791
Interest payable	—	198
Payable for investments purchased	—	23,141
Payable for expenses and other liabilities	5,867	5,206
Total liabilities	34,807,463	4,709,001
NET ASSETS	$479,104,329	$45,463,403
Net Assets Consists of:
Paid-in capital	$387,201,437	$38,516,462
Total distributable earnings	91,902,892	6,946,941
Total net assets	$479,104,329	$45,463,403
Adviser Class
Net assets	$207,591,833	$23,490,339
Shares issued and outstanding(a)	7,596,994	1,075,935
Net asset value per share	$27.33	$21.83
Class A
Net assets	$260,485,904	$20,624,767
Shares issued and outstanding(a)	9,668,452	965,641
Net asset value per share	$26.94	$21.36
Max offering price per share(b)	$28.51	$22.60

The accompanying notes are an integral part of these financial statements.

5

THE OLSTEIN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)(Continued)

	Olstein All Cap Value Fund	Olstein Strategic Opportunities Fund
Class C
Net assets	$11,026,592	$1,348,297
Shares issued and outstanding(a)	618,066	76,072
Net asset value per share(c)	$17.84	$17.72
Cost:
Investments, at cost	$437,284,420	$43,657,998
Loaned Securities:
at value (included in investments)	$32,957,437	$4,380,145

(a)	Unlimited shares authorized.
(b)	Reflects a maximum sales charge of 5.50% and 5.50%.
(c)	May be subject to a contigent deferred sales charge of 1.00% on certain shares redeemed within 12 months of Purchase of Class C Shares.
The accompanying notes are an integral part of these financial statements.

6

THE OLSTEIN FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

	Olstein All Cap Value Fund	Olstein Strategic Opportunities Fund
INVESTMENT INCOME:
Dividend income	$4,980,711	$420,373
Interest income	23,957	1,746
Securities lending income	22,492	4,455
Total investment income	5,027,160	426,574
EXPENSES:
Investment advisory fee (See Note 4)	2,488,562	257,891
Distribution expenses - Class A (See Note 5)	334,150	28,542
Distribution expenses - Class C (See Note 5)	76,823	10,195
Transfer agent fees (See Note 4)	190,565	62,304
Fund administration and accounting fees (See Note 4)	137,092	68,198
Federal and state registration fees	39,402	34,916
Custodian fees (See Note 4)	17,073	2,385
Audit fees	11,408	11,592
Trustees’ fees	11,272	11,088
Legal fees	8,992	8,992
Reports to shareholders	8,072	4,158
Compliance fees (See Note 4)	5,912	5,912
Other expenses and fees	25,640	7,865
Total expenses before interest expense and reimbursement	3,354,963	514,038
Interest expense (See Note 10)	—	198
Total expenses before reimbursement	3,354,963	514,236
Expense reimbursement by Adviser (See Note 4)	—	(127,148)
Net expenses	3,354,963	387,088
Net investment income	1,672,197	39,486
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	22,056,806	3,033,299
Net realized gain	22,056,806	3,033,299
Net change in unrealized appreciation (depreciation) on:
Investments	12,201,442	1,423,543
Net change in unrealized appreciation (depreciation)	12,201,442	1,423,543
Net realized and unrealized gain	34,258,248	4,456,842
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,930,445	$4,496,328

The accompanying notes are an integral part of these financial statements.

7

THE OLSTEIN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Olstein All Cap Value Fund		Olstein Strategic Opportunities Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income	$1,672,197	$4,439,747	$39,486	$240,436
Net realized gain	22,056,806	38,076,935	3,033,299	1,139,996
Net change in unrealized appreciation (depreciation)	12,201,442	(6,324,857)	1,423,543	(763,932)
Net increase in net assets from operations	35,930,445	36,191,825	4,496,328	616,500
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Adviser Class	(12,595,000)	(18,867,294)	(673,157)	(2,842,035)
From earnings - Class A	(15,466,350)	(21,535,241)	(543,937)	(1,598,066)
From earnings - Class C	(872,721)	(2,155,968)	(42,725)	(272,180)
Total distributions to shareholders	(28,934,071)	(42,558,503)	(1,259,819)	(4,712,281)
CAPITAL TRANSACTIONS:
Shares sold - Adviser Class	4,178,873	3,296,190	323,728	3,829,361
Shares issued from reinvestment of distributions - Adviser Class	12,083,155	18,379,123	626,265	2,683,930
Shares redeemed - Adviser Class	(28,399,390)	(35,040,652)	(6,047,754)	(29,416,154)
Shares sold - Class A	5,365,602	5,337,698	939,479	1,404,953
Shares issued from reinvestment of distributions - Class A	13,840,999	18,571,020	493,459	1,335,555
Shares redeemed - Class A	(27,737,861)	(30,312,993)	(4,353,383)	(4,068,318)
Shares sold - Class C	178,874	336,305	3,498	14,795
Shares issued from reinvestment of distributions - Class C	845,591	2,095,493	42,507	271,458
Shares redeemed - Class C	(7,875,603)	(8,548,752)	(1,276,895)	(1,909,497)
Net decrease in net assets from capital transactions	(27,519,760)	(25,886,568)	(9,249,096)	(25,853,917)
Net decrease in net assets	(20,523,386)	(32,253,246)	(6,012,587)	(29,949,698)
NET ASSETS:
Beginning of the period	499,627,715	531,880,961	51,475,990	81,425,688
End of the period	$479,104,329	$499,627,715	$45,463,403	$51,475,990
SHARES TRANSACTIONS
Shares sold - Adviser Class	151,712	120,163	14,953	182,544
Shares issued from reinvestment of distributions - Adviser Class	450,864	657,101	28,768	117,820
Shares redeemed - Adviser Class	(1,036,807)	(1,281,596)	(276,879)	(1,370,259)
Shares sold - Class A	192,982	197,396	43,123	68,077
Shares issued from reinvestment of distributions - Class A	523,685	671,889	23,167	59,890
Shares redeemed - Class A	(1,012,554)	(1,108,037)	(202,875)	(196,292)
Shares sold - Class C	9,688	17,876	194	952
Shares issued from reinvestment of distributions - Class C	48,292	111,049	2,404	14,478
Shares redeemed - Class C	(420,409)	(451,914)	(70,779)	(108,201)
Total decrease in shares outstanding	(1,092,547)	(1,066,073)	(437,924)	(1,230,991)

The accompanying notes are an integral part of these financial statements.

8

OLSTEIN ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
ADVISER CLASS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.97	$27.25	$25.92	$25.37	$34.54	$21.51
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.28	0.32	0.24	0.09	0.06
Net realized and unrealized gain (loss) on investments(b)	1.93	1.71	1.33	2.07	(4.81)	13.13
Total from investment operations	2.05	1.99	1.65	2.31	(4.72)	13.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.30)	(0.32)	—	—	(0.16)
Net realized gains	(1.41)	(1.97)	—	(1.76)	(4.45)	—
Total distributions	(1.69)	(2.27)	(0.32)	(1.76)	(4.45)	(0.16)
Net asset value, end of period	$27.33	$26.97	$27.25	$25.92	$25.37	$34.54
Total return(c)	7.69%	7.05%	6.48%	9.57%	−15.76%	61.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$207,592	$216,642	$232,593	$269,031	$262,284	$322,350
Ratio of expenses to average net assets(d)	1.18%	1.17%	1.17%	1.16%	1.16%	1.14%
Ratio of net investment income to average net assets(d)	0.84%	1.01%	1.23%	0.96%	0.29%	0.20%
Portfolio turnover rate(c)	13%	38%	27%	32%	43%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

OLSTEIN ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.62	$26.92	$25.57	$25.11	$34.32	$21.40
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.21	0.25	0.18	0.01	(0.01)
Net realized and unrealized gain (loss) on investments(b)	1.89	1.69	1.32	2.04	(4.77)	13.06
Total from investment operations	1.97	1.90	1.57	2.22	(4.76)	13.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.23)	(0.22)	—	—	(0.13)
Net realized gains	(1.41)	(1.97)	—	(1.76)	(4.45)	—
Total distributions	(1.65)	(2.20)	(0.22)	(1.76)	(4.45)	(0.13)
Net asset value, end of period	$26.94	$26.62	$26.92	$25.57	$25.11	$34.32
Total return(c)(d)	7.54%	6.75%	6.23%	9.30%	−15.99%	61.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$260,486	$265,238	$274,620	$298,532	$293,747	$142,863
Ratio of expenses to average net assets(e)	1.43%	1.42%	1.42%	1.41%	1.42%	1.39%
Ratio of net investment income (loss) to average net assets(e)	0.59%	0.76%	0.98%	0.71%	0.03%	(0.05)%
Portfolio turnover rate(c)	13%	38%	27%	32%	43%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return does not reflect sales charge.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

OLSTEIN ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.10	$18.92	$17.97	$18.29	$26.38	$16.53
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.00(b)	0.04	(0.01)	(0.18)	(0.17)
Net realized and unrealized gain (loss) on investments(c)	1.28	1.21	0.93	1.45	(3.46)	10.06
Total from investment operations	1.27	1.21	0.97	1.44	(3.64)	9.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.06)	(0.02)	—	—	(0.04)
Net realized gains	(1.41)	(1.97)	—	(1.76)	(4.45)	—
Total distributions	(1.53)	(2.03)	(0.02)	(1.76)	(4.45)	(0.04)
Net asset value, end of period	$17.84	$18.10	$18.92	$17.97	$18.29	$26.38
Total return(d)(e)	7.16%	5.98%	5.43%	8.46%	−16.62%	59.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,027	$17,748	$24,668	$34,328	$40,368	$289,103
Ratio of expenses to average net assets(f)	2.18%	2.17%	2.17%	2.16%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets(f)	(0.20)%	0.01%	0.23%	(0.04)%	(0.70)%	(0.80)%
Portfolio turnover rate(d)	13%	38%	27%	32%	43%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return does not reflect sales charge.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

OLSTEIN STRATEGIC OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
ADVISER CLASS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.55	$21.88	$21.17	$18.32	$27.89	$15.39
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.11	0.12	0.08	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	1.87	0.06	0.69	3.09	(7.03)	12.60
Total from investment operations	1.90	0.17	0.81	3.17	(7.06)	12.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.14)	(0.10)	—	—	—
Net realized gains	(0.56)	(1.36)	—	(0.32)	(2.51)	—
Total distributions	(0.62)	(1.50)	(0.10)	(0.32)	(2.51)	—
Net asset value, end of period	$21.83	$20.55	$21.88	$21.17	$18.32	$27.89
Total return(c)	9.24%	0.10%	3.85%	17.41%	−27.65%	81.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,490	$26,904	$52,041	$53,267	$52,137	$92,191
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.84%	1.61%	1.52%	1.48%	1.36%	1.43%
After expense reimbursement/recoupment(d)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(d)	0.30%	0.49%	0.55%	0.40%	(0.14)%	(0.43)%
Portfolio turnover rate(c)	8%	24%	32%	26%	32%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

OLSTEIN STRATEGIC OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.09	$21.42	$20.70	$17.97	$27.47	$15.19
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.05	0.06	0.03	(0.09)	(0.15)
Net realized and unrealized gain (loss) on investments(b)	1.82	0.07	0.68	3.02	(6.90)	12.43
Total from investment operations	1.83	0.12	0.74	3.05	(6.99)	12.28
LESS DISTRIBUTIONS FROM:
Net investment income	—(c)	(0.09)	(0.02)	—	—	—
Net realized gains	(0.56)	(1.36)	—	(0.32)	(2.51)	—
Total distributions	(0.56)	(1.45)	(0.02)	(0.32)	(2.51)	—
Net asset value, end of period	$21.36	$20.09	$21.42	$20.70	$17.97	$27.47
Total return(d)(e)	9.13%	−0.13%	3.58%	17.08%	−27.83%	80.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,625	$22,145	$25,071	$28,454	$25,917	$31,827
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	2.10%	1.88%	1.77%	1.73%	1.62%	1.70%
After expense reimbursement/recoupment(f)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets(f)	0.06%	0.24%	0.30%	0.15%	(0.39)%	(0.68)%
Portfolio turnover rate(d)	8%	24%	32%	26%	32%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return does not reflect sales charge.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

OLSTEIN STRATEGIC OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.82	$18.20	$17.71	$15.52	$24.25	$13.52
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.09)	(0.08)	(0.10)	(0.24)	(0.28)
Net realized and unrealized gain (loss) on investments(b)	1.52	0.07	0.57	2.61	(5.98)	11.01
Total from investment operations	1.46	(0.02)	0.49	2.51	(6.22)	10.73
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.56)	(1.36)	—	(0.32)	(2.51)	—
Total distributions	(0.56)	(1.36)	—	(0.32)	(2.51)	—
Net asset value, end of period	$17.72	$16.82	$18.20	$17.71	$15.52	$24.25
Total return(c)(d)	8.69%	−0.89%	2.77%	16.29%	−28.38%	79.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,348	$2,426	$4,313	$6,695	$7,341	$16,515
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.83%	2.61%	2.52%	2.48%	2.35%	2.46%
After expense reimbursement/recoupment(e)	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets(e)	(0.71)%	(0.51)%	(0.44)%	(0.60)%	(1.14)%	(1.43)%
Portfolio turnover rate(c)	8%	24%	32%	26%	32%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return does not reflect sales charge.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Olstein All Cap Value Fund (“All Cap Value Fund”) and Olstein Strategic Opportunities Fund (“Strategic Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation with a secondary objective of income. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Each Fund offers three different share classes – Adviser Class, Class A, and Class C. The All Cap Value Fund commenced operations on September 21, 1995. The Class C shares commenced operations on September 21, 1995, the Adviser Class shares commenced operations on September 1, 1999, and the Class A shares commenced operations on September 17, 2018. The Strategic Fund commenced operations on November 1, 2006. The Class A shares and Class C shares each commenced operations on November 1, 2006 and the Adviser Class shares commenced operations on May 11, 2015. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class. Class A shares are subject to a front-end sales charge of up to 5.50% and a 0.25% Rule 12b-1 distribution and servicing fee. Class C shares may be subject to a deferred sales charge of up to 1.00% and are subject to a 1.00% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest without par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended June 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended June 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended December 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended June 30, 2022.
Security Transactions, Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations on net asset value (“NAV”) per share of the Funds.

15

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at an annual rate of 0.25% and 1.00% of the Class A shares and Class C shares average daily net assets, respectively (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and

16

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Olstein Capital Management, L.P. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of December 31, 2025:
All Cap Value Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$443,347,357	$—	$—	$443,347,357
Short-Term Investment	—	33,851,500	—	—	33,851,500
Investments Purchased with the Cash Proceeds from Securities Lending*	34,028,531	—	—	—	34,028,531
Total Investment in Securities	$34,028,531	$477,198,857	$—	$—	$511,227,388

Strategic Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$44,249,112	$—	$—	$44,249,112
Short-Term Investment	—	1,301,605	—	—	1,301,605
Investments Purchased with the Cash Proceeds from Securities Lending*	4,500,184	—	—	—	4,500,184
Total Investment in Securities	$4,500,184	$45,550,717	$—	$—	$50,050,901

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the All Cap Value Fund pays the Adviser a monthly management fee of 1.00% of the Fund’s average daily net assets up to $1 billion, 0.95% of the Fund’s average daily net assets on the next $500 million, 0.90% of the Fund’s average daily net assets on the next $500 million, 0.85% of the Fund’s average daily net assets on the next $500 million, 0.80% of the Fund’s average daily net assets on the next $500 million, and 0.75% of the Fund’s average daily net assets in excess of $3 billion. The Strategic Fund pays the Adviser a monthly management fee of 1.00% of the Fund’s average daily net assets.

17

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Strategic Fund for its expenses to ensure that total operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses), based upon the average daily net assets of the Fund, do not exceed an annual rate of 1.35%.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement for the Strategic Fund is indefinite in term but cannot be terminated within a year after the effective date of the prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees subject to potential recovery by month of expiration are as follows:

Expiration – Strategic Fund
January 2026 – June 2026	$53,295
July 2026 – June 2027	142,516
July 2027 – June 2028	179,895
July 2028 – December 2028	127,148

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended December 31, 2025, are disclosed in the Statements of Operations.
5. DISTRIBUTION COSTS
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in Class A and Class C only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% and 1.00% of Class A and Class C average daily net assets, respectively. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended December 31, 2025, the All Cap Value Fund and Strategic Fund incurred expenses of $334,150 and $28,542, respectively in Class A pursuant to the Plan. The All Cap Value Fund and Strategic Fund also incurred additional expenses of $76,823 and $10,195, respectively in Class C.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended December 31, 2025, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
All Cap Value Fund	$—	$—	$59,731,288	$133,268,202
Strategic Fund	—	—	3,951,849	41,841,636

18

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2025, the Funds’ most recently completed fiscal year end, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
All Cap Value Fund	$90,492,597	$(29,086,501)	$61,406,096	$465,332,220
Strategic Fund	9,860,176	(5,289,700)	4,570,476	53,761,493

Any differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
At June 30, 2025, the components of distributable earnings/accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation	Total Distributable Earnings
All Cap Value Fund	$4,439,747	$19,060,675	$—	$61,406,096	$84,906,518
Strategic Fund	29,286	—	(889,330)	4,570,476	3,710,432

As of June 30, 2025, the Funds did not have any short-term capital loss carryforwards. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and June 30, 2025, respectively. For the taxable year ended June 30, 2025, the Strategic Fund deferred, on a tax basis, qualified late year losses of $889,330.
The tax character of distributions paid for the period ended December 31, 2025, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All Cap Value Fund	$4,439,916	$24,494,155	$28,394,071
Strategic Fund	65,058	1,194,761	1,259,819

The tax character of distributions paid for the year ended June 30, 2025, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All Cap Value Fund	$4,816,003	$37,742,500	$42,558,503
Strategic Fund	448,766	4,263,515	4,712,281

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
9. SECURITIES LENDING
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in

19

THE OLSTEIN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of December 31, 2025, the All Cap Value Fund had securities on loan with a value of $32,957,437 and collateral value of $34,028,531. The Strategic Fund had securities on loan with a value of $4,380,145 and collateral value of $4,500,184.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
10. LINE OF CREDIT
The All Cap Value Fund and Strategic Fund each has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 and $10,000,000, respectively, or 33.33% of the fair value of each Fund’s unencumbered assets, whichever is less. Each LOC matures on July 17, 2026. These LOCs are intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOCs are with the Custodian. Interest is charged at the prime rate which was 6.75% as of December 31, 2025. The interest rate during the period was between 6.75 and 7.50%. Each Fund has authorized the Custodian to charge any of that Fund’s accounts for missed payments. For the period ended December 31, 2025, the Fund’s LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of December 31, 2025	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
All Cap Value Fund	U.S. Bank N.A.	$ —	$ —	$ —	$—	—
Strategic Fund	U.S. Bank N.A.	2,152	—	198	396,000	December 3, 2025

20

THE OLSTEIN FUNDS
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-799-2113.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-799-2113. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-799-2113, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

21

INVESTMENT ADVISER
Olstein Capital Management, L.P.
4 Manhattanville Road, Suite 204
Purchase, New York 10577
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-800-799-2113.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	March 9, 2026

* Print the name and title of each signing officer under his or her signature.